Real Estate Inventories And Impairment Loss On Real Estate Assets (Summary of Real Estate Inventories) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Inventory [Line Items]
Costs related to inventory	$ 16.1
Land And Land Under Development [Member]
Inventory [Line Items]
Costs related to inventory	14.8
Homes In Backlog [Member]
Inventory [Line Items]
Costs related to inventory	0.2
Model Homes [Member]
Inventory [Line Items]
Costs related to inventory	$ 1.1